Share-Based Compensation (Schedule Of Unrecognized Compensation Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Unrecognized compensation cost	$ 11,539	$ 13,185
Remaining weighted average service period (Years)	2.3	2.2
Stock Options [Member]
Unrecognized compensation cost	4,964	4,471
Restricted Stock [Member]
Unrecognized compensation cost	$ 6,575	$ 8,714